Consolidated cash flow statement (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows
Interest received, classified as operating activities	£ 21,783	£ 18,990
Interest paid, classified as operating activities	10,388	14,800
Balances with banks and other regulatory authorities	£ 4,716	£ 3,360